UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2013

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class A Shares – OFDAX
Class C Shares – OFDCX
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class A Shares – OFMAX
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

Equity markets performed very well during the six month period ended January 31, 2013.  During this period, volatility remained low and the market shrugged off the fiscal cliff and sequestration – two issues many predicted could derail the market rally.  However, the Class A shares of the All Cap Core Fund underperformed the Fund’s benchmarks, returning 7.79% (without the effect of sales charges) while the Russell 3000® Index returned 11.24% and the S&P 500® Index returned 9.91% during the six months ended January 31, 2013.

During the period, several stocks in the Consumer Discretionary and Information Technology sectors were the worst drags on performance, including Dollar Tree Inc. and Intel Corp.  Performance was boosted, however, by several over weights to stocks such as Wynn Resorts Ltd., Home Depot Inc., and Tesoro Corp., which all did very well during the period.

Based on our key factors of high yield, attractive valuation, and high momentum, the Fund was hurt by stock selection in the Consumer Discretionary, Industrials, and Information Technology sectors. The Fund was helped by stock selection in the Energy and Consumer Staples sectors.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

Equity markets performed very well during the six month period ended January 31, 2013.  During this period, volatility remained low and the market shrugged off the fiscal cliff and continued concerns over the health of the Eurozone economy – two issues many predicted could derail the market rally.  The Class A shares of the Enhanced Dividend Fund performed in line with the Russell 1000 Value® Index but outperformed the MSCI All Country World Index.  The Fund returned 13.95% (without the effect of sales charges) while the Russell 1000® Value Index returned 13.97% and the MSCI All Country World Index returned 13.43% during the six months ended January 31, 2013.

During the period, market leading global stocks with high dividend yields did well on an absolute and relative basis.  During the period, several stocks in the Energy and Information Technology sectors were the largest positive contributors to performance, including ENI S.p.A, Total S.A. and STMicroelectronics N.V.  Performance was hurt, however, by several over weights to stocks such as France Telecom, Verizon Communications Inc., and Lockheed Martin Corp.

Selecting securities based on high yield led to a very substantial overweight in the Telecommunications sector, with an average weight of 33.2% versus an average benchmark weight of just 4.5%.  We were also overweight the Energy sector with an average weight of 22.9% versus an average benchmark weight of 10.9%.  We believe these sectors will continue to be crucial drivers of performance because of the outstanding dividend yields which have been available in these sectors.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields have been very strong performers relative to the overall market in the long run. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Small/Mid Cap Growth Fund

Equity markets performed very well during the six month period ended January 31, 2013.  During this period, volatility remained low and the market shrugged off the fiscal cliff and sequestration – two issues many predicted could derail the market rally.  However,  the Class A shares of the Small/Mid Cap Growth Fund underperformed the Fund’s benchmark, returning 13.92% (without the effect of sales charges) while the Russell 2500 Growth® Index returned 15.59% during the six months ended January 31, 2013.

O’Shaughnessy Mutual Funds

During the period, stocks in the Consumer Discretionary and Industrial sectors were the worst drags on performance, including PetSmart Inc. and several machinery stocks.  Performance was boosted, however, by several over weights to stocks such as Tyler Technologies Inc., Altisource Portfolio Solutions, and American Vanguard Corp., which all did very well during the period.

Based on our key factors of reasonable valuation, strong earnings growth and strong momentum, the Fund was particularly hurt in the Consumer Discretionary sector, where stock selection was very weak and was responsible for a large part of the Fund’s underperformance relative to the Russell 2500 Growth® Index for the period.  In particular, positions in Specialty Retail and Internet & Catalog Retail stocks dragged on performance.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Outlook

Markets performed very well in the six months ended January 31, 2013 - climbing a wall of worry in the process.  Investor uncertainty was largely based on the failure to address long-term fiscal imbalances in the U.S.  During the year, Congress’ highest approval rating was 21% due to its inability to reach compromises on several major economic and political issues. The fiscal cliff was averted thanks to a last minute deal, which will mitigate the near-term investor concerns about rising tax rates, broad spending cuts, and their potentially negative effect on the economy.

Political ineffectiveness aside, we remain bullish on stocks as an investment class.  The long-term returns of bonds are expected to be low, and we believe stocks should be preferred for total return potential and a possible buffer from inflation.  For individual stock selection, our research indicates that macroeconomic variables and outcomes are less effective for predicting stock returns than key factors included in our stock selection process.  We believe that stocks with cheaper valuations, higher quality balance sheets and earnings, and high yields could provide an opportunity to  outperform the market by significant margins over time.

By mid-November 2012, fund flows out of U.S. focus equity funds surpassed $111B, more than the 2011 total outflow of $107B.  In contrast, bond funds saw inflows near $300B, up from inflows of $105B in 2011. Clearly, investors want income and the perceived safety of bonds. We believe this exaggerated trade out of equities and into bonds is mistimed and dangerous for investors.  Yields available on most income producing investments are at or near all time lows.  This is a bad sign for both the raw income available through those instruments and their valuations.  This indicates that investors are piling into bonds while they are around their most expensive prices in recorded history.

While equity indices overall are not as cheap as they periodically were over the past 3-4 years, we think there remain many individual stocks available at discount prices with which investors have an opportunity to form very strong portfolios. We believe that portfolios with attractive valuations and higher yields represent a superior long term investment option.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. REITS and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

O’Shaughnessy Mutual Funds

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 Growth® Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Funds are distributed by Quasar Distributors, LLC.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2013 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/12 – 1/31/13).

Actual Expenses
For each class of each fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% for Class A shares of the All Cap Core Fund and the Enhanced Dividend Fund, 1.44% for Class A shares of the Small/Mid Cap Growth Fund, 1.99% for Class C shares of the All Cap Core Fund and the Enhanced Dividend Fund, 0.99% for Class I shares of the All Cap Core Fund and the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2013 (Unaudited)

O’Shaughnessy All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/12	1/31/13	(8/1/12 – 1/31/13)
Class A Actual	$1,000.00	$1,077.90	$ 6.49
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.95	$ 6.31

Class C Actual	$1,000.00	$1,073.10	$10.40
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,015.17	$10.11

Class I Actual	$1,000.00	$1,078.30	$ 5.19
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$ 5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/12	1/31/13	(8/1/12 – 1/31/13)
Class A Actual	$1,000.00	$1,139.50	$ 6.69
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.95	$ 6.31

Class C Actual	$1,000.00	$1,135.10	$10.71
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,015.17	$10.11

Class I Actual	$1,000.00	$1,141.50	$ 5.34
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$ 5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/12	1/31/13	(8/1/12 – 1/31/13)
Class A Actual	$1,000.00	$1,139.20	$ 7.76
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.95	$ 7.32

Class I Actual	$1,000.00	$1,140.50	$ 6.42
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.21	$ 6.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at January 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at January 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS – 97.51%
	Aerospace & Defense – 1.37%
10,478	L-3 Communications Holdings, Inc.	$795,490
9,749	Northrop Grumman Corp.	634,075
		1,429,565
	Auto Components – 0.16%
4,345	Delphi Automotive PLC*#	167,978

	Automobiles – 0.43%
8,529	Harley-Davidson, Inc.	447,090

	Beverages – 0.90%
4,991	Brown-Forman Corp. – Class B	322,918
12,922	Monster Beverage Corp.*	618,964
		941,882
	Biotechnology – 2.55%
24,062	Amgen, Inc.	2,056,339
5,087	Celgene Corp.*	503,410
12,919	PDL BioPharma, Inc.	88,883
		2,648,632
	Building Products – 0.40%
4,026	A.O. Smith Corp.	278,921
3,316	Universal Forest Products, Inc.	134,795
		413,716
	Capital Markets – 0.11%
781	Virtus Investment Partners, Inc.*	116,377

	Chemicals – 1.13%
3,387	American Vanguard Corp.	114,819
7,083	Huntsman Corp.	124,873
19,186	Landec Corp.*	226,395
391	NewMarket Corp.	99,768
2,990	PPG Industries, Inc.	412,231
2,948	Valspar Corp.	195,393
		1,173,479
	Commercial Services & Supplies – 1.99%
4,319	Cintas Corp.	182,521
17,130	Kimball International, Inc. – Class B	185,004
4,169	McGrath RentCorp.	124,611
171,251	R.R. Donnelley & Sons Co.	1,575,509
		2,067,645
	Communications Equipment – 2.01%
35,756	Motorola Solutions, Inc.	2,087,793

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Computers & Peripherals – 4.70%
1,984	Apple, Inc.	$903,335
65,877	Iron Mountain, Inc.	2,253,652
35,790	Lexmark International, Inc.	861,107
25,583	Seagate Technology PLC#	869,310
		4,887,404
	Construction & Engineering – 0.33%
6,040	AECOM Technology Corp.*	154,443
6,550	MasTec, Inc.*	185,365
		339,808
	Consumer Finance – 1.42%
32,187	Discover Financial Services	1,235,659
14,376	SLM Corp.	242,811
		1,478,470
	Containers & Packaging – 0.27%
15,819	Boise, Inc.*	130,507
10,372	Myers Industries, Inc.	153,298
		283,805
	Diversified Consumer Services – 1.03%
23,464	Apollo Group, Inc. – Class A*	474,442
4,137	Capella Education Co.*	113,023
21,326	H&R Block, Inc.	485,593
		1,073,058
	Diversified Financial Services – 0.61%
8,255	JPMorgan Chase & Co.	388,398
4,544	Moody’s Corp.	249,102
		637,500
	Diversified Telecommunication Services – 3.49%
80,491	AT&T, Inc.	2,800,282
318,050	Vonage Holdings Corp.*	830,111
		3,630,393
	Electric Utilities – 0.84%
32,632	PNM Resources, Inc.	697,020
3,919	UNS Energy Corp.	177,492
		874,512
	Electrical Equipment – 0.13%
3,176	AZZ, Inc.	135,901

	Electronic Equipment, Instruments & Components – 1.11%
4,466	SYNNEX Corp.*	160,553
19,453	Tech Data Corp.*	990,352
		1,150,905

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 0.17%
11,561	RPC, Inc.	$173,068

	Food & Staples Retailing – 5.61%
2,619	The Andersons, Inc.	123,486
4,166	CVS Caremark Corp.	213,299
242,914	Safeway, Inc.	4,676,095
10,662	Spartan Stores, Inc.	173,151
4,592	Susser Holdings Corp.*	192,221
6,615	Wal-Mart Stores, Inc.	462,719
		5,840,971
	Food Products – 0.34%
3,628	Seneca Foods Corp. – Class A*	108,876
4,797	Smithfield Foods, Inc.*	111,818
5,847	Tyson Foods, Inc. – Class A	129,336
		350,030
	Health Care Equipment & Supplies – 0.69%
10,769	Cyberonics, Inc.*	466,944
4,342	Cynosure, Inc. – Class A*	115,931
2,325	West Pharmaceutical Services, Inc.	137,663
		720,538
	Health Care Providers & Services – 1.48%
3,051	Centene Corp.*	131,681
4,890	Hanger, Inc.*	140,490
17,166	Health Net, Inc.*	466,915
11,256	Magellan Health Services, Inc.*	577,433
1,130	McKesson Corp.	118,910
11,118	Select Medical Holdings Corp.*	108,289
		1,543,718
	Hotels, Restaurants & Leisure – 5.46%
6,106	Brinker International, Inc.	199,910
3,084	Cracker Barrel Old Country Store, Inc.	199,905
1,631	DineEquity, Inc.*	119,487
3,739	Jack in the Box, Inc.*	108,543
5,308	Papa John’s International, Inc.*	297,779
7,599	SHFL Entertainment, Inc.*	112,465
15,076	Wyndham Worldwide Corp.	841,090
30,386	Wynn Resorts Ltd.	3,804,935
		5,684,114
	Household Durables – 2.29%
8,898	Garmin Ltd.#	337,145
5,947	Jarden Corp.	349,921
3,322	Mohawk Industries, Inc.*	337,715
35,471	Newell Rubbermaid, Inc.	832,859

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Household Durables – 2.29% (Continued)
7,007	PulteGroup, Inc.*	$145,325
3,261	Whirlpool Corp.	376,254
		2,379,219
	Household Products – 0.70%
3,332	Church & Dwight Co., Inc.	192,556
10,664	Spectrum Brands Holdings, Inc.	540,025
		732,581
	Insurance – 8.44%
4,675	Aflac, Inc.	248,055
14,458	The Allstate Corp.	634,706
47,756	Assurant, Inc.	1,826,189
4,185	Protective Life Corp.	132,413
14,205	Torchmark Corp.	791,361
65,604	The Travelers Companies, Inc.	5,147,290
		8,780,014
	Internet & Catalog Retail – 1.24%
3,793	Expedia, Inc.	247,493
6,378	HSN, Inc.*	380,129
6,664	Liberty Interactive Corp. – Class A*	141,677
757	priceline.com, Inc.*	518,901
		1,288,200
	Internet Software & Services – 2.42%
12,060	Blucora, Inc.*	179,212
8,839	Ebay, Inc.*	494,365
30,939	VeriSign, Inc.*	1,343,062
25,651	Yahoo!, Inc.*	503,529
		2,520,168
	IT Services – 1.64%
5,430	CoreLogic, Inc.*	142,483
3,676	Heartland Payment Systems, Inc.	116,750
9,135	Visa, Inc. – Class A	1,442,508
		1,701,741
	Life Sciences Tools & Services – 0.12%
10,411	Cambrex Corp.*	122,329

	Machinery – 1.58%
7,951	FreightCar America, Inc.	197,105
13,883	Ingersoll-Rand PLC#	713,447
7,218	L.B. Foster Co. – Class A	312,612
18,918	Mueller Water Products, Inc. – Class A	111,805
4,770	NACCO Industries, Inc. – Class A	310,813
		1,645,782

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Media – 3.04%
1,899	Charter Communications, Inc. – Class A*	$148,065
26,482	Comcast Corp. – Class A	1,008,435
8,385	Discovery Communications, Inc. – Class A*	581,751
15,415	Lions Gate Entertainment Corp.*#	282,403
2,777	The Madison Square Garden Co. – Class A*	144,460
1,580	Time Warner Cable, Inc.	141,157
5,418	Valassis Communications, Inc.*	152,029
12,985	The Walt Disney Co.	699,632
		3,157,932
	Multi-line Retail – 1.81%
23,527	Dollar Tree, Inc.*	940,845
20,432	Kohl’s Corp.	945,797
		1,886,642
	Multi-Utilities – 0.19%
8,406	MDU Resources Group, Inc.	196,028

	Oil, Gas & Consumable Fuels – 7.26%
5,370	EPL Oil & Gas, Inc.*	131,350
35,652	Exxon Mobil Corp.	3,207,610
8,239	HollyFrontier Corp.	430,241
2,914	Kinder Morgan, Inc.	109,158
14,543	Marathon Petroleum Corp.	1,079,236
5,382	Targa Resources Corp.	324,858
38,401	Tesoro Corp.	1,869,745
11,494	The Williams Companies, Inc.	402,865
		7,555,063
	Paper & Forest Products – 1.11%
12,532	Domtar Corp.*	1,043,038
2,680	Schweitzer-Mauduit International, Inc.	109,183
		1,152,221
	Personal Products – 0.22%
9,346	Medifast, Inc.*	229,257

	Pharmaceuticals – 5.65%
5,703	Eli Lilly & Co.	306,194
17,415	Mylan, Inc.*	492,322
7,841	Obagi Medical Products, Inc.*	112,675
174,009	Pfizer, Inc.	4,746,966
8,122	ViroPharma, Inc.*	216,533
		5,874,690

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Professional Services – 0.45%
2,693	Barrett Business Services, Inc.	$108,366
4,320	Equifax, Inc.	253,584
5,143	GP Strategies Corp.*	110,060
		472,010
	Semiconductors & Semiconductor Equipment – 3.20%
153,850	Intel Corp.	3,237,004
5,856	Magnachip Semiconductor Corp.*	93,813
		3,330,817
	Software – 0.11%
4,940	SS&C Technologies Holdings, Inc.*	111,792

	Specialty Retail – 15.44%
3,986	Advance Auto Parts, Inc.	293,051
3,940	Asbury Automotive Group, Inc.*	140,106
6,484	Ascena Retail Group, Inc.*	109,904
2,409	Bed Bath & Beyond, Inc.*	141,408
11,971	Foot Locker, Inc.	411,204
95,471	GameStop Corp. – Class A*	2,214,927
47,807	The Gap, Inc.	1,562,333
2,993	Genesco, Inc.*	186,554
3,024	GNC Holdings, Inc. – Class A	108,683
10,359	Haverty Furniture Companies, Inc.	186,462
64,334	Home Depot, Inc.	4,305,231
3,841	O’Reilly Automotive, Inc.*	355,869
5,635	PetSmart, Inc.	368,585
28,598	Ross Stores, Inc.	1,707,301
9,157	The Sherwin-Williams Co.	1,484,716
9,926	Stage Stores, Inc.	226,809
45,639	The TJX Companies, Inc.	2,061,970
3,171	Vitamin Shoppe, Inc.*	193,685
		16,058,798
	Textiles, Apparel & Luxury Goods – 0.15%
2,969	Coach, Inc.	151,419

	Tobacco – 0.86%
12,559	Altria Group, Inc.	422,987
5,321	Philip Morris International, Inc.	469,099
		892,086
	Trading Companies & Distributors – 0.29%
18,591	Aceto Corp.	194,090
808	TransDigm Group, Inc.	109,436
		303,526

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.57%
21,688	MetroPCS Communications, Inc.*	$217,531
32,720	USA Mobility, Inc.	378,243
		595,774
	Total Common Stocks (Cost $91,848,958)	101,436,441
	Total Investments in Securities (Cost $91,848,958) – 97.51%	101,436,441
	Other Assets in Excess of Liabilities – 2.49%	2,590,803
	Net Assets – 100.00%	$104,027,244

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS – 93.36%
	Aerospace & Defense – 7.25%
110,829	BAE Systems PLC – ADR	$2,407,206
17,211	Lockheed Martin Corp.	1,495,120
		3,902,326
	Commercial Banks – 4.68%
25,024	Bank of Montreal#	1,582,017
16,473	HSBC Holdings PLC – ADR	936,655
		2,518,672
	Commercial Services & Supplies – 1.36%
20,080	Waste Management, Inc.	730,510

	Computers & Peripherals – 1.01%
16,077	Seagate Technology PLC#	546,296

	Construction Materials – 0.47%
11,896	CRH PLC – ADR	256,002

	Diversified Telecommunication Services – 21.40%
1,385	AT&T, Inc.	48,184
6,429	BCE, Inc.#	285,576
18,483	CenturyLink, Inc.	747,637
152,280	Deutsche Telekom AG – ADR	1,866,953
163,330	France Telecom S.A. – ADR	1,861,962
57,442	KT Corp. – ADR	973,067
19,857	PT Telekomunikasi Indonesia Tbk – ADR	787,330
138,045	Telecom Italia S.p.A. – ADR	1,363,885
833	Telenor ASA – ADR	55,011
110,154	Telstra Corp., Ltd. – ADR	2,647,001
20,297	Verizon Communications, Inc.	885,152
		11,521,758
	Industrial Conglomerates – 0.27%
4,658	Koninklijke Philips Electronics N.V. – ADR	144,817

	Insurance – 8.11%
51,336	Allianz SE – ADR	733,591
51,113	AXA S.A. – ADR	943,035
41,551	Manulife Financial Corp.#	599,581
5,019	Power Corp. of Canada#	132,652
20,413	Sun Life Financial, Inc.#	594,835
18,380	Swiss Re AG – ADR	1,362,326
		4,366,020
	Metals & Mining – 1.75%
3,944	BHP Billiton PLC – ADR	270,716
11,122	Cliffs Natural Resources, Inc.	414,962
27,037	Companhia Siderurgica Nacional S.A. – ADR	146,811

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining – 1.75% (Continued)
9,496	Gold Fields Ltd. – ADR	$110,344
		942,833
	Oil, Gas & Consumable Fuels – 23.51%
27,848	BP PLC – ADR	1,239,793
90,438	Canadian Oil Sands Ltd.#	1,895,580
12,610	China Petroleum & Chemical Corp. – ADR	1,531,485
15,915	ConocoPhillips	923,070
2,355	Ecopetrol S.A. – ADR	149,071
31,220	ENI S.p.A. – ADR	1,558,815
46,835	Gazprom OAO – ADR	442,591
24,263	Husky Energy, Inc.#	761,858
6,656	Royal Dutch Shell PLC – ADR	469,381
8,742	Sasol Ltd. – ADR	377,917
37,819	Total S.A. – ADR	2,053,194
73,300	Yanzhou Coal Mining Co., Ltd. – ADR	1,254,896
		12,657,651
	Paper & Forest Products – 0.34%
15,156	UPM-Kymmene Oyj – ADR	184,752

	Pharmaceuticals – 10.46%
53,115	AstraZeneca PLC – ADR	2,559,081
14,882	Bristol-Myers Squibb Co.	537,835
9,157	Eisai Co., Ltd. – ADR*	399,978
33,751	Eli Lilly & Co.	1,812,091
11,815	Pfizer, Inc.	322,313
		5,631,298
	Semiconductors & Semiconductor Equipment – 1.70%
14,886	Intel Corp.	313,201
47,215	STMicroelectronics N.V. – ADR	407,465
99,681	United Microelectronics Corp. – ADR	195,375
		916,041
	Software – 0.75%
16,399	CA, Inc.	407,023

	Trading Companies & Distributors – 1.02%
1,822	Mitsui & Co., Ltd. – ADR*	550,335

	Wireless Telecommunication Services – 9.28%
22,450	Mobile Telesystems – ADR	441,367
27,482	NTT DoCoMo, Inc. – ADR	416,902
11,954	Rogers Communications, Inc. – Class B#	555,741
101,645	SK Telecom Co., Ltd. – ADR	1,722,883
68,031	Vodafone Group PLC – ADR	1,858,607
		4,995,500
	Total Common Stocks (Cost $45,752,303)	50,271,834

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	CONVERTIBLE PREFERRED STOCKS – 0.90%
	Media – 0.90%
20,821	Shaw Communications, Inc. – Class B – ADR	$487,628
	Total Convertible Preferred Stocks (Cost $435,420)	487,628

	PREFERRED STOCKS – 2.43%
	Diversified Telecommunication Services – 2.43%
51,988	Telefonica Brasil S.A. – ADR	1,309,058
	Total Preferred Stocks (Cost $1,225,724)	1,309,058
	Total Investments in Securities (Cost $47,413,447) – 96.69%	52,068,520
	Other Assets in Excess of Liabilities – 3.31%	1,780,014
	Net Assets – 100.00%	$53,848,534

#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Country Allocation

Country	% of Net Assets
United States	19.16%
United Kingdom	17.26%
Canada	12.83%
France	9.04%
Italy	5.44%
China	5.19%
Republic of Korea	5.02%
Australia	4.93%
Germany	4.84%
Brazil	2.71%
Japan	2.54%
Switzerland	2.54%
Netherlands	1.90%
Russian Federation	1.65%
Ireland	1.49%
Indonesia	1.47%
South Africa	0.91%
Taiwan, Province of China	0.36%
Finland	0.34%
Colombia	0.28%
Norway	0.10%
100.00%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS – 100.81%
	Aerospace & Defense – 0.23%
1,833	GenCorp, Inc.*	$19,668

	Airlines – 2.10%
438	Alaska Air Group, Inc.*	20,205
678	Allegiant Travel Co.	50,491
652	Copa Holdings S.A. – Class A#	71,459
1,854	Deutsche Lufthansa AG – ADR	36,654
		178,809
	Auto Components – 0.98%
966	Cooper Tire & Rubber Co.	24,594
1,188	Drew Industries, Inc.*	43,505
650	Standard Motor Products, Inc.	15,086
		83,185
	Automobiles – 0.55%
1,749	Fuji Heavy Industries Ltd. – ADR*	47,258

	Beverages – 0.25%
453	Monster Beverage Corp.*	21,699

	Biotechnology – 0.74%
7,080	PDL BioPharma, Inc.	48,710
267	United Therapeutics Corp.*	14,389
		63,099
	Building Materials – 1.28%
1,898	Lennox International, Inc.	109,154

	Building Products – 2.09%
1,853	A.O. Smith Corp.	128,376
676	American Woodmark Corp.*	18,800
1,281	Apogee Enterprises, Inc.	31,320
		178,496
	Capital Markets – 0.69%
395	Virtus Investment Partners, Inc.*	58,859

	Chemicals – 5.77%
3,574	American Vanguard Corp.	121,159
2,005	H.B. Fuller Co.	78,355
9,334	Landec Corp.*	110,141
80	NewMarket Corp.	20,413
1,033	Quaker Chemical Corp.	59,057
1,545	Valspar Corp.	102,403
		491,528

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 2.90%
1,408	Acorn Energy, Inc.	$10,363
667	Cintas Corp.	28,187
962	Corrections Corp. of America	36,450
335	Deluxe Corp.	12,325
1	The Geo Group, Inc.	25
475	Healthcare Services Group, Inc.	11,471
804	KAR Auction Services, Inc.*	17,149
7,909	Kimball International, Inc. – Class B	85,417
3,375	Steelcase, Inc. – Class A	46,001
		247,388
	Communications Equipment – 0.49%
879	Arris Group, Inc.*	14,521
213	Loral Space & Communications, Inc.	12,501
407	RADWARE Ltd.*#	14,803
		41,825
	Computers & Peripherals – 0.11%
271	Iron Mountain, Inc.	9,271

	Construction & Engineering – 0.94%
1,039	EMCOR Group, Inc.*	37,747
1,485	MasTec, Inc.*	42,025
		79,772
	Construction Materials – 2.36%
2,395	Eagle Materials, Inc.	155,124
864	James Hardie Industries PLC – ADR	45,999
		201,123
	Consumer Finance – 0.65%
518	Portfolio Recovery Associates, Inc.*	55,400

	Containers & Packaging – 2.77%
1,251	AEP Industries, Inc.*	80,539
8,484	Intertape Polymer Group, Inc.#	81,786
3,360	Myers Industries, Inc.	49,661
628	Packaging Corp. of America	24,134
		236,120
	Distributors – 0.32%
293	Core-Mark Holding Co., Inc.*	14,688
265	Pool Corp.	12,142
		26,830
	Diversified Consumer Services – 0.75%
4,266	Service Corp. International	63,691

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 0.44%
982	KT Corp. – ADR	$16,635
2,053	Telecom Corp. of New Zealand Ltd. – ADR	20,793
		37,428
	Electrical Equipment – 2.01%
2,340	AZZ, Inc.	100,129
1,125	Generac Holdings, Inc.	41,828
1,217	Thermon Group Holdings, Inc.*	29,451
		171,408
	Electronic Equipment, Instruments & Components – 0.78%
188	FEI Co.	11,460
1,463	Jabil Circuit, Inc.	27,665
750	SYNNEX Corp.*	26,962
		66,087
	Energy Equipment & Services – 0.52%
78	Core Laboratories N.V.#	9,956
368	Gulfmark Offshore, Inc. – Class A	12,792
339	Oceaneering International, Inc.	21,428
		44,176
	Food & Staples Retailing – 0.65%
10,746	Rite Aid Corp.*	17,194
907	Susser Holdings Corp.*	37,967
		55,161
	Food Products – 0.95%
931	Cal-Maine Foods, Inc.	38,804
2,222	Gruma S.A.B. de C.V. – ADR*	29,553
504	Snyders-Lance, Inc.	12,817
		81,174
	Health Care Equipment & Supplies – 3.47%
613	Abaxis, Inc.	23,735
1,048	Cyberonics, Inc.*	45,441
1,199	ICU Medical, Inc.*	72,480
618	ResMed, Inc.	27,068
1,895	Spectranetics Corp.*	31,571
580	STERIS Corp.	21,883
2,442	Vascular Solutions, Inc.*	40,806
554	West Pharmaceutical Services, Inc.	32,802
		295,786
	Health Care Providers & Services – 3.05%
7,597	AMN Healthcare Services, Inc.*	92,304
3,705	BioScrip, Inc.*	41,607
358	Catamaran Corp.*#	18,577
378	Centene Corp.*	16,314
531	HCA Holdings, Inc.	19,992

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services – 3.05% (Continued)
544	Team Health Holdings, Inc.*	$18,425
808	Triple-S Management Corp. – Class B*#	14,601
1,112	U.S. Physical Therapy, Inc.	27,355
189	Universal Health Services, Inc. – Class B	10,705
		259,880
	Hotels, Restaurants & Leisure – 8.16%
3,488	AFC Enterprises, Inc.*	101,361
1,265	Brinker International, Inc.	41,416
894	Churchill Downs, Inc.	57,806
1,268	Cracker Barrel Old Country Store, Inc.	82,192
1,061	InterContinental Hotels Group PLC – ADR*	31,098
1,461	Interval Leisure Group, Inc.	28,928
892	Jack in the Box, Inc.*	25,895
780	Marriott Vacations WorldWide Corp.*	34,616
1,682	Papa John’s International, Inc.*	94,360
3,523	Ruth’s Hospitality Group, Inc.*	27,338
2,451	SHFL Entertainment, Inc.*	36,275
874	Six Flags Entertainment Corp.	55,010
1,421	Wyndham Worldwide Corp.	79,278
		695,573
	Household Durables – 4.05%
1,268	D.R. Horton, Inc.	30,001
710	Garmin Ltd.#	26,902
679	Jarden Corp.	39,952
1,501	Lennar Corp. – Class A	62,352
543	Mohawk Industries, Inc.*	55,201
371	Newell Rubbermaid, Inc.	8,711
5,894	PulteGroup, Inc.*	122,242
		345,361
	Household Products – 1.77%
848	Church & Dwight Co., Inc.	49,006
2,012	Spectrum Brands Holdings, Inc.	101,888
		150,894
	Insurance – 0.16%
559	eHealth, Inc.*	13,623

	Internet & Catalog Retail – 1.86%
781	Expedia, Inc.	50,960
1,800	HSN, Inc.*	107,280
		158,240
	Internet Software & Services – 2.43%
4,451	Blucora, Inc.*	66,142
732	Cornerstone OnDemand, Inc.*	23,922
391	IAC/InterActiveCorp.	16,129

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services – 2.43% (Continued)
1,261	Internet Initiative Japan, Inc. – ADR*	$17,528
282	Rackspace Hosting, Inc.*	21,249
1,423	VeriSign, Inc.*	61,772
		206,742
	IT Services – 4.66%
3,654	Acxiom Corp.*	64,785
458	Alliance Data Systems Corp.*	72,181
303	Cass Information Systems, Inc.	11,756
1,202	CGI Group, Inc. – Class A*#	32,250
520	Convergys Corp.	8,850
666	CoreLogic, Inc.*	17,476
2,224	CSG Systems International, Inc.*	41,878
832	Euronet Worldwide, Inc.*	20,359
1,755	Genpact Ltd.#	29,396
1,444	Heartland Payment Systems, Inc.	45,861
2,263	Total System Services, Inc.	52,615
		397,407
	Leisure Equipment & Products – 0.46%
303	Arctic Cat, Inc.*	10,950
329	Polaris Industries, Inc.	28,653
		39,603
	Life Sciences Tools & Services – 1.14%
3,331	Cambrex Corp.*	39,139
544	Covance, Inc.*	36,290
630	PAREXEL International Corp.*	21,325
		96,754
	Machinery – 3.82%
630	Actuant Corp. – Class A	18,572
167	Flowserve Corp.	26,181
1,013	L.B. Foster Co. – Class A	43,873
173	Lincoln Electric Holdings, Inc.	9,330
95	Middleby Corp.*	13,429
11,678	Mueller Water Products, Inc. – Class A	69,017
357	NACCO Industries, Inc. – Class A	23,262
282	Snap-on, Inc.	22,848
221	Standex International Corp.	12,520
1,457	The Toro Co.	64,152
153	Valmont Industries, Inc.	22,295
		325,479
	Media – 2.71%
846	Aimia, Inc.#	13,587
903	Charter Communications, Inc. – Class A*	70,407
518	Cinemark Holdings, Inc.	14,577
1,560	Lions Gate Entertainment Corp.*#	28,579

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Media – 2.71% (Continued)
583	The Madison Square Garden Co. – Class A*	$30,328
1,094	Regal Entertainment Group – Class A	16,333
687	Scripps Networks Interactive, Inc. – Class A	42,436
381	Virgin Media, Inc.	15,008
		231,255
	Metals & Mining – 2.10%
12,092	Grupo Simec S.A.B. de C.V. – ADR*	179,203

	Multi-line Retail – 1.45%
782	Dollar General Corp.*	36,144
10,416	Tuesday Morning Corp.*	87,494
		123,638
	Oil, Gas & Consumable Fuels – 2.32%
257	Adams Resources & Energy, Inc.	9,172
1,301	EPL Oil & Gas, Inc.*	31,822
524	Kinder Morgan, Inc.	19,629
1,621	SemGroup Corp. – Class A*	69,962
1,114	Targa Resources Corp.	67,241
		197,826
	Paper & Forest Products – 1.12%
1,632	KapStone Paper & Packaging Corp.*	39,168
1,233	Neenah Paper, Inc.	38,149
983	P.H. Glatfelter Co.	18,264
		95,581
	Personal Products – 0.14%
339	USANA Health Sciences, Inc.*	12,018

	Pharmaceuticals – 1.10%
2,685	Obagi Medical Products, Inc.*	38,583
3,409	Santarus, Inc.*	45,544
366	ViroPharma, Inc.*	9,758
		93,885
	Professional Services – 2.49%
1,943	Barrett Business Services, Inc.	78,186
1,980	CDI Corp.	33,700
927	Equifax, Inc.	54,415
2,151	GP Strategies Corp.*	46,031
		212,332
	Real Estate Management & Development – 1.22%
1,180	Altisource Portfolio Solutions S.A.*#	103,687

	Road & Rail – 0.28%
354	J.B. Hunt Transport Services, Inc.	23,814

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Software – 3.37%
401	ACI Worldwide, Inc.*	$19,064
1,238	Aspen Technology, Inc.*	37,883
307	Manhattan Associates, Inc.*	21,033
325	SolarWinds, Inc.*	17,686
2,006	SS&C Technologies Holdings, Inc.*	45,396
2,706	Tyler Technologies, Inc.*	146,259
		287,321
	Specialty Retail – 10.60%
338	Advance Auto Parts, Inc.	24,850
615	American Eagle Outfitters, Inc.	12,429
222	America’s Car-Mart, Inc.*	8,840
1,934	Asbury Automotive Group, Inc.*	68,773
517	Ascena Retail Group, Inc.*	8,763
2,914	Foot Locker, Inc.	100,096
1,730	The Gap, Inc.	56,536
341	Genesco, Inc.*	21,255
1,182	GNC Holdings, Inc. – Class A	42,481
6,904	Haverty Furniture Companies, Inc.	124,272
976	Hibbett Sports, Inc.*	51,396
1,243	PetSmart, Inc.	81,305
2,825	Pier 1 Imports, Inc.	61,274
566	The Sherwin-Williams Co.	91,771
262	Signet Jewelers Ltd.#	16,396
1,274	Stage Stores, Inc.	29,111
930	Urban Outfitters, Inc.*	39,795
855	Vitamin Shoppe, Inc.*	52,223
259	Williams-Sonoma, Inc.	11,396
		902,962
	Textiles, Apparel & Luxury Goods – 0.38%
384	Iconix Brand Group, Inc.*	9,235
193	PVH Corp.	22,942
		32,177
	Trading Companies & Distributors – 2.76%
6,106	Aceto Corp.	63,747
958	Bunzl PLC – ADR	86,364
814	DXP Enterprises, Inc.*	46,317
289	TransDigm Group, Inc.	39,142
		235,570
	Transportation Infrastructure – 2.27%
1,103	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. – ADR	29,362
1,653	Grupo Aeroportuario del Pacifico S.A.B. de C.V. – ADR	102,883
512	Grupo Aeroportuario del Sureste S.A.B. de C.V. – ADR	61,138
		193,383

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.15%
877	Shenandoah Telecommunications Co.	$12,857
	Total Common Stocks (Cost $7,455,163)	8,591,460
	Total Investments in Securities (Cost $7,455,163) – 100.81%	8,591,460
	Liabilities in Excess of Other Assets – (0.81)%	(69,159)
	Net Assets – 100.00%	$8,522,301

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2013 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $91,848,958,
$47,413,447, and $7,455,163, respectively)	$101,436,441	$52,068,520	$8,591,460
Cash	1,808,708	1,662,552	648,688
Receivables:
Fund shares issued	867,883	168,017	1,731
Dividends	133,453	100,561	3,035
Due from Advisor (Note 4)	—	—	16,465
Prepaid expenses	10,594	10,992	5,743
Total assets	104,257,079	54,010,642	9,267,122
LIABILITIES
Payables:
Securities purchased	—	—	683,181
Distributions payable	—	21,111	—
Fund shares redeemed	3,000	4,356	3,824
Administration fees	11,536	11,536	9,716
Audit fees	11,328	11,328	9,578
Transfer agent fees and expenses	13,397	13,085	8,334
Due to Advisor (Note 4)	133,220	49,343	—
Custody fees	6,365	5,900	8,861
Legal fees	5,704	2,744	2,129
Fund accounting fees	12,652	11,591	10,846
Chief Compliance Officer fee	2,034	2,034	2,034
Distribution fees	25,895	24,933	1,933
Shareholder reporting	1,823	1,598	1,984
Accrued other expenses	2,881	2,549	2,401
Total liabilities	229,835	162,108	744,821
NET ASSETS	$104,027,244	$53,848,534	$8,522,301

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2013 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$3,634,895	$9,737,533	$2,519,750
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	267,472	807,767	182,253
Net asset value and redemption price per share	$13.59	$12.05	$13.83
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$14.34	$12.72	$14.60
Class C Shares
Net assets applicable to shares outstanding	$7,229,084	$6,666,314	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	540,653	555,895	—
Net asset value and offering
price per share (Note 1)	$13.37	$11.99	—
Class I Shares
Net assets applicable to shares outstanding	$93,163,265	$37,444,687	$6,002,551
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	6,877,083	3,100,386	431,853
Net asset value, offering and
redemption price per share	$13.55	$12.08	$13.90
COMPONENTS OF NET ASSETS
Paid-in capital	$95,461,101	$50,393,883	$7,121,284
Undistributed net investment income/(loss)	57,027	(1,884)	(9,986)
Accumulated net realized gain/(loss) on investments	(1,078,367)	(1,198,614)	274,706
Net unrealized appreciation of investments	9,587,483	4,655,149	1,136,297
Net assets	$104,027,244	$53,848,534	$8,522,301

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2013 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $0, $79,474, and $580, respectively)	$1,429,723	$665,077	$72,045
Interest	48	14	2
Total income	1,429,771	665,091	72,047
Expenses
Advisory fees (Note 4)	239,202	133,602	24,067
Distribution fees – Class A (Note 5)	4,478	8,432	2,872
Distribution fees – Class C (Note 5)	34,785	31,482	—
Transfer agent fees and expenses (Note 4)	28,496	25,833	15,710
Fund accounting fees (Note 4)	24,270	22,356	21,262
Administration fees (Note 4)	22,977	22,977	19,277
Registration fees	20,626	20,318	13,815
Audit fees	9,828	9,828	9,578
Custody fees (Note 4)	6,731	6,971	5,962
Chief Compliance Officer fee (Note 4)	4,033	4,033	4,033
Miscellaneous expense	3,845	3,219	2,664
Reports to shareholders	3,639	2,308	1,107
Trustee fees	3,607	2,999	2,496
Legal fees	2,954	4,025	3,148
Insurance expense	1,983	1,497	1,098
Total expenses	411,454	299,880	127,089
Advisory fee recoupment or waiver
and expense reimbursement (Note 4)	58,372	(56,481)	(76,486)
Net expenses	469,826	243,399	50,603
Net investment income	959,945	421,692	21,444
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	59,606	351,582	455,495
Net change in unrealized
appreciation/(depreciation) on investments	5,467,354	4,687,652	591,536
Net realized and unrealized
gain on investments	5,526,960	5,039,234	1,047,031
Net increase in net assets
resulting from operations	$6,486,905	$5,460,926	$1,068,475

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$959,945	$475,874
Net realized gain/(loss) on investments	59,606	(953,833)
Net change in unrealized appreciation on investments	5,467,354	3,821,074
Net increase in net assets resulting from operations	6,486,905	3,343,115

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(46,854)	(6,669)
Class C Shares	(48,592)	(2,564)
Class I Shares	(1,282,967)	(94,000)
From net realized gain on investments
Class A Shares	—	(11,853)
Class C Shares	—	(22,146)
Class I Shares	—	(146,393)
Total distributions to shareholders	(1,378,413)	(283,625)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	35,868,753	28,074,197
Total increase in net assets	40,977,245	31,133,687

NET ASSETS
Beginning of period	63,049,999	31,916,312
End of period	$104,027,244	$63,049,999
Includes undistributed net investment income of	$57,027	$475,495

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
Class A Shares
Net proceeds from shares sold	$616,022	$3,320,709
Distributions reinvested	45,934	17,884
Payment for shares redeemed	(1,050,538)+	(1,046,688	)+
Net increase/(decrease) in net assets
from capital share transactions	$(388,582)	$2,291,905
+ Net of redemption fees of	$1,112	$44

Class C Shares
Net proceeds from shares sold	$461,000	$2,961,719
Distributions reinvested	48,592	24,710
Payment for shares redeemed	(384,897)+	(204,544	)+
Net increase in net assets from capital share transactions	$124,695	$2,781,885
+ Net of redemption fees of	$117	$169

Class I Shares
Net proceeds from shares sold	$38,444,053	$27,657,034
Distributions reinvested	1,090,769	233,414
Payment for shares redeemed	(3,402,182)+	(4,890,041	)+
Net increase in net assets from capital share transactions	$36,132,640	$23,000,407
+ Net of redemption fees of	$1,746	$2,649
	$35,868,753	$28,074,197

Class A Shares
Shares sold	46,455	278,935
Shares issued on reinvestment of distributions	3,580	1,538
Shares redeemed	(80,062)	(88,185)
Net increase/(decrease) in shares outstanding	(30,027)	192,288

Class C Shares
Shares sold	35,108	261,750
Shares issued on reinvestment of distributions	3,847	2,154
Shares redeemed	(29,931)	(17,046)
Net increase in shares outstanding	9,024	246,858

Class I Shares
Shares sold	2,933,968	2,228,644
Shares issued on reinvestment of distributions	85,350	20,139
Shares redeemed	(260,735)	(394,181)
Net increase in shares outstanding	2,758,583	1,854,602
	2,737,580	2,293,748

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$421,692	$842,495
Net realized gain/(loss) on investments	351,582	(1,523,366)
Net change in unrealized
appreciation/(depreciation) on investments	4,687,652	(195,231)
Net increase/(decrease) in
net assets resulting from operations	5,460,926	(876,102)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(65,104)	(143,024)
Class C Shares	(50,006)	(144,863)
Class I Shares	(308,296)	(577,795)
From net realized gain on investments
Class A Shares	—	(20,871)
Class C Shares	—	(27,949)
Class I Shares	—	(77,142)
Total distributions to shareholders	(423,406)	(991,644)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	18,385,865	18,028,658
Total increase in net assets	23,423,385	16,160,912

NET ASSETS
Beginning of period	30,425,149	14,264,237
End of period	$53,848,534	$30,425,149
Includes undistributed net investment loss of	$(1,884)	$(170)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
Class A Shares
Net proceeds from shares sold	$4,467,482	$5,764,398
Distributions reinvested	61,334	156,465
Payment for shares redeemed	(527,553)+	(2,715,954	)+
Net increase in net assets from capital share transactions	$4,001,263	$3,204,909
+ Net of redemption fees of	$153	$4,930

Class C Shares
Net proceeds from shares sold	$530,950	$2,935,342
Distributions reinvested	50,006	172,813
Payment for shares redeemed	(575,723)	(468,019	)+
Net increase in net assets from capital share transactions	$5,233	$2,640,136
+ Net of redemption fees of	$—	$3,440

Class I Shares
Net proceeds from shares sold	$15,069,410	$17,400,890
Distributions reinvested	257,844	589,717
Payment for shares redeemed	(947,885)+	(5,806,994	)+
Net increase in net assets from capital share transactions	$14,379,369	$12,183,613
+ Net of redemption fees of	$24	$3,882
	$18,385,865	$18,028,658

Class A Shares
Shares sold	393,257	529,951
Shares issued on reinvestment of distributions	5,518	14,974
Shares redeemed	(46,000)	(255,414)
Net increase in shares outstanding	352,775	289,511

Class C Shares
Shares sold	46,601	264,787
Shares issued on reinvestment of distributions	4,536	16,628
Shares redeemed	(51,747)	(44,953)
Net increase/(decrease) in shares outstanding	(610)	236,462

Class I Shares
Shares sold	1,325,954	1,572,335
Shares issued on reinvestment of distributions	23,080	56,347
Shares redeemed	(84,324)	(549,200)
Net increase in shares outstanding	1,264,710	1,079,482
	1,616,875	1,605,455

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$21,444	$186
Net realized gain/(loss) on investments	455,495	(79,813)
Net change in unrealized
appreciation on investments	591,536	(222,074)
Net increase/(decrease) in
net assets resulting from operations	1,068,475	(301,701)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(7,521)	—
Class I Shares	(24,081)	—
Total distributions to shareholders	(31,602)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	154,564	678,512
Total increase in net assets	1,191,437	376,811

NET ASSETS
Beginning of period	7,330,864	6,954,053
End of period	$8,522,301	$7,330,864
Includes undistributed net investment income/(loss) of	$(9,986)	$172

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
Class A Shares
Net proceeds from shares sold	$340,831	$592,912
Distributions reinvested	7,521	—
Payment for shares redeemed	(212,577)+	(102,160	)+
Net increase in net assets from capital share transactions	$135,775	$490,752
+ Net of redemption fees of	$128	$0	^

Class I Shares
Net proceeds from shares sold	$454,440	$1,033,794
Distributions reinvested	14,438	—
Payment for shares redeemed	(450,089)	(846,034	)+
Net increase in net assets from capital share transactions	$18,789	$187,760
+ Net of redemption fees of	$—	$66
	$154,564	$678,512

Class A Shares
Shares sold	26,316	50,743
Shares issued on reinvestment of distributions	585	—
Shares redeemed	(16,133)	(9,059)
Net increase in shares outstanding	10,768	41,684

Class I Shares
Shares sold	35,571	90,888
Shares issued on reinvestment of distributions	1,117	—
Shares redeemed	(33,329)	(70,193)
Net increase in shares outstanding	3,359	20,695
	14,127	62,379

^  Amount is less than $1.00.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.78		$12.08	$10.00

Income from investment operations:
Net investment income	0.14	†	0.12 †	0.07	†
Net realized and unrealized
gain on investments	0.84		0.67	1.99
Total from investment operations	0.98		0.79	2.06

Less distributions:
From net investment income	(0.17)		(0.03)	(0.02)
From net realized gain on investments	—		(0.06)	(0.02)
Total distributions	(0.17)		(0.09)	(0.04)

Redemption fees retained	0.00	†^	0.00 †^	0.06	†

Net asset value, end of period	$13.59		$12.78	$12.08

Total return	7.79	%++	6.59%	21.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,635		$3,803	$1,271

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.11	%+	1.68%	2.74	%+
After expense reimbursement/recoupment	1.24	%+	1.24%	1.24	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement/recoupment	2.19	%+	0.52%	(0.87	)%+
After expense reimbursement/recoupment	2.06	%+	0.96%	0.63	%+

Portfolio turnover rate	24.64	%++	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.55		$11.92	$10.00

Income from investment operations:
Net investment income/(loss)	0.09	†	0.03 †	(0.01	)†
Net realized and unrealized
gain on investments	0.82		0.66	1.97
Total from investment operations	0.91		0.69	1.96

Less distributions:
From net investment income	(0.09)		(0.00)^	(0.02)
From net realized gain on investments	—		(0.06)	(0.02)
Total distributions	(0.09)		(0.06)	(0.04)

Redemption fees retained	0.00	†^	0.00 †^	—

Net asset value, end of period	$13.37		$12.55	$11.92

Total return	7.31	%++	5.86%	19.66	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,229		$6,673	$3,395

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.86	%+	2.47%	3.35	%+
After expense reimbursement/recoupment	1.99	%+	1.99%	1.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement/recoupment	1.46	%+	(0.26)%	(1.46	)%+
After expense reimbursement/recoupment	1.33	%+	0.22%	(0.10	)%+

Portfolio turnover rate	24.64	%++	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.77		$12.04	$10.00

Income from investment operations:
Net investment income	0.15	†	0.15 †	0.10	†
Net realized and unrealized
gain on investments	0.84		0.67	1.99
Total from investment operations	0.99		0.82	2.09

Less distributions:
From net investment income	(0.21)		(0.03)	(0.03)
From net realized gain on investments	—		(0.06)	(0.02)
Total distributions	(0.21)		(0.09)	(0.05)

Redemption fees retained	0.00	†^	0.00 †^	—

Net asset value, end of period	$13.55		$12.77	$12.04

Total return	7.83	%++	6.91%	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$93,163		$52,574	$27,250

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.86	%+	1.47%	2.82	%+
After expense reimbursement/recoupment	0.99	%+	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement/recoupment	2.43	%+	0.74%	(0.94	)%+
After expense reimbursement/recoupment	2.30	%+	1.22%	0.89	%+

Portfolio turnover rate	24.64	%++	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$10.68		$11.48	$10.00

Income from investment operations:
Net investment income	0.11	†	0.43 †	0.45	†
Net realized and unrealized
gain/(loss) on investments	1.38		(0.76)	1.32
Total from investment operations	1.49		(0.33)	1.77

Less distributions:
From net investment income	(0.12)		(0.40)	(0.29)
From net realized gain on investments	—		(0.08)	(0.00	)^
Total distributions	(0.12)		(0.48)	(0.29)

Redemption fees retained	0.00	†^	0.01 †	0.00	†^

Net asset value, end of period	$12.05		$10.68	$11.48

Total return	13.95	%++	-2.66%	17.76	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,738		$4,860	$1,900

Ratio of expenses to average net assets:
Before expense reimbursement	1.51	%+	2.40%	3.67	%+
After expense reimbursement	1.24	%+	1.24%	1.24	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	1.70	%+	2.84%	1.54	%+
After expense reimbursement	1.97	%+	4.00%	3.97	%+

Portfolio turnover rate	13.71	%++	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$10.64		$11.44	$10.00

Income from investment operations:
Net investment income	0.08	†	0.35 †	0.37	†
Net realized and unrealized
gain/(loss) on investments	1.36		(0.76)	1.33
Total from investment operations	1.44		(0.41)	1.70

Less distributions:
From net investment income	(0.09)		(0.32)	(0.26)
From net realized gain on investments	—		(0.08)	(0.00	)^
Total distributions	(0.09)		(0.40)	(0.26)

Redemption fees retained	—		0.01 †	—

Net asset value, end of period	$11.99		$10.64	$11.44

Total return	13.51	%++	-3.37%	17.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,666		$5,921	$3,661

Ratio of expenses to average net assets:
Before expense reimbursement	2.28	%+	3.18%	4.30	%+
After expense reimbursement	1.99	%+	1.99%	1.99	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	1.17	%+	2.05%	0.97	%+
After expense reimbursement	1.46	%+	3.24%	3.28	%+

Portfolio turnover rate	13.71	%++	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$10.70		$11.51	$10.00

Income from investment operations:
Net investment income	0.13	†	0.47 †	0.45	†
Net realized and unrealized
gain/(loss) on investments	1.38		(0.78)	1.36
Total from investment operations	1.51		(0.31)	1.81

Less distributions:
From net investment income	(0.13)		(0.42)	(0.30)
From net realized gain on investments	—		(0.08)	(0.00	)^
Total distributions	(0.13)		(0.50)	(0.30)

Redemption fees retained	0.00	†^	0.00 †^	0.00	†^

Net asset value, end of period	$12.08		$10.70	$11.51

Total return	14.15	%++	-2.53%	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$37,445		$19,644	$8,703

Ratio of expenses to average net assets:
Before expense reimbursement	1.26	%+	2.14%	4.56	%+
After expense reimbursement	0.99	%+	0.99%	0.99	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	1.95	%+	3.25%	0.51	%+
After expense reimbursement	2.22	%+	4.40%	4.08	%+

Portfolio turnover rate	13.71	%++	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.17		$12.91	$10.00

Income from investment operations:
Net investment income/(loss)	0.02	†	(0.02)†	(0.13	)†
Net realized and unrealized
gain/(loss) on investments	1.68		(0.72)	3.17
Total from investment operations	1.70		(0.74)	3.04

Less distributions:
From net investment income	(0.04)		—	—
From net realized gain on investments	—		—	(0.13)
Total distributions	(0.04)		—	(0.13)

Redemption fees retained	0.00	†^	0.00 †^	0.00	†^

Net asset value, end of period	$13.83		$12.17	$12.91

Total return	13.92	%++	-5.73%	30.42	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,520		$2,088	$1,676

Ratio of expenses to average net assets:
Before expense reimbursement	3.35	%+	4.21%	5.78	%+
After expense reimbursement	1.44	%+	1.44%	1.44	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.54	)%+	(2.95)%	(5.36	)%+
After expense reimbursement	0.37	%+	(0.18)%	(1.02	)%+

Portfolio turnover rate	56.38	%++	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended			August 16, 2010*
	January 31, 2013		Year Ended	to
	(Unaudited)		July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.24		$12.94	$10.00

Income from investment operations:
Net investment income/(loss)	0.04	†	0.01 †	(0.08	)†
Net realized and unrealized
gain/(loss) on investments	1.67		(0.71)	3.15
Total from investment operations	1.71		(0.70)	3.07

Less distributions:
From net investment income	(0.05)		—	—
From net realized gain on investments	—		—	(0.13)
Total distributions	(0.05)		—	(0.13)

Redemption fees retained	—		0.00 †^	—

Net asset value, end of period	$13.90		$12.24	$12.94

Total return	14.05	%++	-5.41%	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,002		$5,243	$5,278

Ratio of expenses to average net assets:
Before expense reimbursement	3.10	%+	3.98%	6.28	%+
After expense reimbursement	1.19	%+	1.19%	1.19	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.31	)%+	(2.72)%	(5.77	)%+
After expense reimbursement	0.60	%+	0.07%	(0.68	)%+

Portfolio turnover rate	56.38	%++	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund and the Enhanced Dividend Fund currently offer Class A shares, Class C shares and Class I shares. The Small/Mid Cap Growth Fund currently offers Class A shares and Class I shares. Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2011-2012, or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and the Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2013 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

During the six months ended January 31, 2013, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$1,112	$117	$1,746
Enhanced Dividend Fund	153	—	24
Small/Mid Cap Growth Fund	128	N/A	—

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of January 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2013 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2013:

O’Shaughnessy All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$32,294,450	$—	$—	$32,294,450
Consumer Staples	8,986,807	—	—	8,986,807
Energy	7,728,131	—	—	7,728,131
Financials	11,012,361	—	—	11,012,361
Health Care	10,909,907	—	—	10,909,907
Industrials	6,807,953	—	—	6,807,953
Information Technology	15,790,620	—	—	15,790,620
Materials	2,609,505	—	—	2,609,505
Telecommunication Services	4,226,167	—	—	4,226,167
Utilities	1,070,540	—	—	1,070,540
Total Common Stocks	101,436,441	—	—	101,436,441
Total Investments in Securities	$101,436,441	$—	$—	$101,436,441

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2013 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

O’Shaughnessy Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$12,657,651	$—	$—	$12,657,651
Financials	6,884,692	—	—	6,884,692
Health Care	5,631,298	—	—	5,631,298
Industrials	5,327,988	—	—	5,327,988
Information Technology	1,869,360	—	—	1,869,360
Materials	1,383,587	—	—	1,383,587
Telecommunication Services	16,517,258	—	—	16,517,258
Total Common Stocks	50,271,834	—	—	50,271,834
Convertible Preferred Stocks
Consumer Discretionary	487,628	—	—	487,628
Total Convertible Preferred Stocks	487,628	—	—	487,628
Preferred Stocks
Telecommunication Services	1,309,058	—	—	1,309,058
Total Preferred Stocks	1,309,058	—	—	1,309,058
Total Investments in Securities	$52,068,520	$—	$—	$52,068,520

O’Shaughnessy Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,749,773	$—	$—	$2,749,773
Consumer Staples	320,946	—	—	320,946
Energy	242,002	—	—	242,002
Financials	231,569	—	—	231,569
Health Care	809,404	—	—	809,404
Industrials	1,984,544	—	—	1,984,544
Information Technology	999,382	—	—	999,382
Materials	1,203,555	—	—	1,203,555
Telecommunication Services	50,285	—	—	50,285
Total Common Stocks	8,591,460	—	—	8,591,460
Total Investments in Securities	$8,591,460	$—	$—	$8,591,460

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at January 31, 2013, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended January 31, 2013.

New Accounting Pronouncement:  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2013 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended January 31, 2013, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the six months ended January 31, 2013, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $239,202, $133,602, and $24,067 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	1.24%	1.99%	0.99%
Enhanced Dividend Fund	1.24%	1.99%	0.99%
Small/Mid Cap Growth Fund	1.44%	N/A	1.19%

	percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended January 31, 2013, the Advisor recouped $58,372 in previously waived expenses for the All Cap Core Fund.  For the six months ended January 31, 2013, the Advisor reduced its fees in the amount of $56,481 and $76,486 for the Enhanced Dividend Fund and Small/Mid Cap Growth Fund, respectively.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	2016	Total
All Cap Core Fund	$207,978	$206,727	$—	$414,705
Enhanced Dividend Fund	229,595	240,553	56,481	526,629
Small/Mid Cap Growth Fund	215,195	188,615	76,486	480,296

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2013 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

For the six months ended January 31, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$22,977	$22,977	$19,277
Fund Accounting	24,270	22,356	21,262
Transfer Agency (excludes out-of-pocket expenses)	20,672	20,194	12,702
Custody	6,731	6,971	5,962
Chief Compliance Officer	4,033	4,033	4,033

At January 31, 2013, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$11,536	$11,536	$9,716
Fund Accounting	12,652	11,591	10,846
Transfer Agency (excludes out-of-pocket expenses)	9,538	10,242	6,438
Chief Compliance Officer	2,034	2,034	2,034
Custody	6,365	5,900	8,861

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s and Enhanced Dividend Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended January 31, 2013, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$4,478	$34,785
Enhanced Dividend Fund	8,432	31,482
Small/Mid Cap Growth Fund	2,872	N/A

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. During the six months ended January 31, 2013, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund did not accrue shareholder servicing fees.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2013 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$55,272,367	$20,550,792
Enhanced Dividend Fund	21,784,816	4,828,624
Small/Mid Cap Growth Fund	4,262,453	3,918,469

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended January 31, 2013, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2013 and the year ended July 31, 2012 were as follows:

	Ordinary Income	Ordinary Income
	January 31, 2013	July 31, 2012
All Cap Core Fund	$1,378,413	$283,625
Enhanced Dividend Fund	423,406	991,644
Small/Mid Cap Growth Fund	31,602	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of July 31, 2012, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Cost of investments (a)	$59,563,654	$30,921,418	$6,918,714
Gross tax unrealized appreciation	6,727,202	1,518,281	846,831
Gross tax unrealized depreciation	(2,664,317)	(1,883,790)	(303,232)
Net tax unrealized appreciation/(depreciation) (a)	4,062,885	(365,509)	543,599
Undistributed ordinary income	475,495	—	176
Undistributed long-term capital gain	—	—	—
Total distributable earnings	475,495	—	176
Other accumulated gains/(losses)	(1,080,729)	(1,217,360)	(179,631)
Total accumulated earnings/(losses)	$3,457,651	$(1,582,869)	$364,144

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2013 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

At July 31, 2012, the Funds had capital loss carryforwards as follows:

Short-Term Capital
Loss Carryforwards
All Cap Core Fund	$1,080,729
Enhanced Dividend Fund	57,387
Small/Mid Cap Growth Fund	179,627

These tax capital losses may be carried forward indefinitely to offset future gains.

At July 31, 2012, the Funds deferred, on a tax basis, post-October losses of:

	Capital	Currency
All Cap Core Fund	$—	$—
Enhanced Dividend Fund	1,159,809	170
Small/Mid Cap Growth Fund	—	4

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 4-6, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund and O’Shaughnessy Small/Mid Cap Growth Fund, each of which recently commenced operations , and the O’Shaughnessy Global Equity Fund, O’Shaughnessy International Equity Fund and O’Shaughnessy Tactical Asset Allocation Fund, each of which had not yet commenced operations at the time of this meeting (the “Funds”), with O’Shaughnessy Asset Management, LLC (the “Advisor”) for another annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Funds as of August 31, 2012 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  In reviewing the performance of the Funds, the Board took into account that the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund and O’Shaughnessy Small/Mid Cap Growth Fund were each newer, with less than three full years of performance history, and that the O’Shaughnessy Global Equity Fund, O’Shaughnessy International Equity Fund and O’Shaughnessy Tactical Asset Allocation Fund had each not yet commenced operations.

O’Shaughnessy All Cap Core Fund:  The Board noted that the O’Shaughnessy All Cap Core Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for the year-to-date, one-year and since inception periods, and below its peer group median and Lipper Index or average for the three-month period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy All Cap Core Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Enhanced Dividend Fund: The Board noted that the O’Shaughnessy Enhanced Dividend Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Lipper Index for the three-month period, above its Lipper Index but below its peer group median for the since inception period, and below its peer group median and Lipper Index for the year-to-date and one-year periods.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month and since inception periods, and below its peer group median and average for the year-to-date and one-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy Enhanced Dividend Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the O’Shaughnessy Small/Mid Cap Growth Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for the three-month and year-to-date periods, and below its peer group median and Lipper Index or average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy Small/Mid Cap Growth Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Funds.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Advisor to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

O’Shaughnessy All Cap Core Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A and Class C shares, but below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class A and Class I shares was below the average, and the total expense ratio for the Class C shares was above the average, of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, and that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were substantially less than the peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Enhanced Dividend Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class C shares, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, but below its peer group median and average for Class A and Class I shares, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average and that after advisory fee waivers and the

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A shares, but below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class A and Class I shares was below the average of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, and that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Global Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A shares, but below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group average but below its peer group median.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy International Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A shares, and below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Tactical Asset Allocation Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares, 2.19% for the Class C shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A and Class C shares, but below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  In this regard, the Board noted that the Advisor has agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees. The Board also considered that the Funds do not utilize “soft dollars.”  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2013 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2012

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/9/13

By (Signature and Title)*    /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  4/9/13

* Print the name and title of each signing officer under his or her signature